ORGANIZATION (Details) $ in Millions		3 Months Ended
	Jun. 16, 2021 USD ($) $ / h	Jun. 30, 2021 USD ($)
Increased electricity demand real time market price | $ / h	9,000
Debtor-In-Possession financing		$ 125.0
ERCOT | HB 4492 Financing
Recovering cost	$ 100.0